Stockholders' Equity - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Jan. 04, 2011	Mar. 08, 2012	Sep. 27, 2013	Sep. 30, 2011
Class of Warrant or Right [Line Items]
Dividends declared and paid	$ 80,000,000
Payment of dividend	863,000			863,000
Amount reclaimed against escrow and reclaim of Series A-2 shares	$ 228,000
Common stock warrants per share			14.05
Warrants expire			Dec. 21, 2020
Reverse stock split approved by board of directors and stockholders		One-for-four
Series A-1 Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Dividends per share	$ 0.63
Series A-2 Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Dividends per share	$ 0.81
Common Stock [Member]
Class of Warrant or Right [Line Items]
Dividends per share	$ 2.44
Common stock warrants			1,281,358